Retirement-Related Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Retirement-Related Benefits	RETIREMENT-RELATED BENEFITS
Description of Plans
IBM sponsors the following retirement-related plans/benefits:

Plan		Eligibility	Funding	Benefit Calculation	Other
U.S. Defined Benefit (DB) Pension Plans	Qualified Personal Pension Plan (Qualified PPP)(1)	U.S. regular, full-time and part-time employees hired prior to January 1, 2005	Company contributes to irrevocable trust fund, held for sole benefit of participants and beneficiaries
Vary based on the participant:

five-year, final pay formula based on salary, years of service, mortality and other participant-specific factors

Cash balance formula based on percentage of employees’ annual salary, as well as an interest crediting rate
Benefit accruals ceased December 31, 2007(1). Certain defined benefit pension obligations and related plan assets were transferred in 2022, as described below
	Excess Personal Pension Plan (Excess PPP)		Unfunded, provides benefits in excess of IRS limitations for qualified plans
	Supplemental Executive Retention Plan (Retention Plan)	Eligible U.S. executives	Unfunded	Based on average earnings, years of service and age at termination of employment
U.S. Defined Contribution (DC) Plans	401(k) Plus (1)	U.S. regular, full-time and part-time employees	All contributions are made in cash and invested in accordance with participants’ investment elections	Dollar-for-dollar match, generally 5 or 6 percent of eligible compensation and automatic contribution of 1, 2 or 4 percent of eligible compensation, depending on date of hire	Employees generally receive contributions after one year of service
	Excess 401(k) Plus (2)	U.S. employees whose eligible compensation is expected to exceed IRS compensation limit for qualified plans	Unfunded, non-qualified amounts deferred are record-keeping (notional) accounts and are not held in trust for the participants, but may be invested in accordance with participants’ investment elections (under the 401(k) Plus Plan options)	Company match and automatic contributions (at the same rate under 401(k) Plus Plan) on eligible compensation deferred and on compensation earned in excess of the IRC pay limit. The percentage varies depending on eligibility and years of service	Employees generally receive contributions after one year of service. Amounts deferred into the Plan, including company contributions, are recorded as liabilities
U.S. Nonpension Postretirement Benefit Plan	Nonpension Postretirement Plan	Medical and dental benefits for eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees	Company contributes to irrevocable trust fund, held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements	Since January 1, 2004, new hires are not eligible for these benefits
Non-U.S. Plans	DB or DC	Eligible regular employees in certain non-U.S. subsidiaries or branches	Company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans	Based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits	In certain countries, benefit accruals have ceased and/or have been closed to new hires as of various dates
	Nonpension Postretirement Plan	Medical and dental benefits for eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees	Primarily unfunded except for a few select countries where the company contributes to irrevocable trust funds held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements by country	Most non-U.S. retirees are covered by local government sponsored and administered programs
(1)Beginning January 1, 2024, the company changed how it will provide retirement benefits to certain U.S. eligible employees. Refer to IBM U.S. Retirement Plan Changes section below for additional information.
(2)Beginning January 1, 2024, the company's match contribution on eligible compensation deferred and earned will be 5 percent for all eligible employees.
Plan Financial Information
Summary of Financial Information
The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Income Statement.

($ in millions)
	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2023	2022	2021	2023	2022	2021	2023	2022	2021
Total defined benefit pension plans (income)/cost (1)	$(329)	$5,857	$319	$359	$836	$1,119	$30	$6,693	$1,438
Total defined contribution plans cost	$615	$555	$582	$376	$369	$409	$991	$924	$992
Nonpension postretirement benefit plans cost	$92	$85	$127	$36	$30	$44	$128	$115	$172
Total retirement-related benefits net periodic cost (1)	$378	$6,497	$1,029	$771	$1,235	$1,573	$1,149	$7,732	$2,601
(1) 2022 includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.
The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Balance Sheet.

($ in millions)
	Benefit Obligations		Fair Value of Plan Assets		Funded Status (1)
At December 31:	2023	2022	2023	2022	2023	2022
U.S. Plans
Overfunded plans
Qualified PPP	$19,854	$20,091	$24,437	$25,094	$4,584	$5,002
Underfunded plans
Nonqualified defined benefit pension plans (2)	1,382	1,402	—	—	(1,382)	(1,402)
Nonpension postretirement benefit plan	2,233	2,369	10	10	(2,224)	(2,359)
Total underfunded U.S. plans	$3,615	$3,771	$10	$10	$(3,605)	$(3,761)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans (3)	$16,515	$15,443	$19,438	$18,677	$2,923	$3,234
Nonpension postretirement benefit plans	—	7	—	7	—	0
Total overfunded non-U.S. plans	$16,515	$15,450	$19,438	$18,684	$2,923	$3,234
Underfunded plans
Qualified defined benefit pension plans (3)	$11,946	$11,361	$9,621	$9,694	$(2,325)	$(1,667)
Nonqualified defined benefit pension plans (3)	5,018	4,457	—	—	(5,018)	(4,457)
Nonpension postretirement benefit plans	586	524	23	22	(564)	(502)
Total underfunded non-U.S. plans	$17,550	$16,342	$9,643	$9,716	$(7,907)	$(6,626)
Total overfunded plans	$36,369	$35,541	$43,875	$43,778	$7,506	$8,236
Total underfunded plans	$21,165	$20,113	$9,653	$9,726	$(11,512)	$(10,387)
(1)Funded status is recognized in the Consolidated Balance Sheet as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).
(2)Excess PPP and Retention Plan.
(3)Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.
At December 31, 2023, the company’s qualified defined benefit pension plans worldwide were 111 percent funded compared to the benefit obligations, with the U.S. Qualified PPP 123 percent funded. Overall, including nonqualified plans, the company’s defined benefit pension plans worldwide were 98 percent funded.
Defined Benefit Pension and Nonpension Postretirement Benefit Plan Financial Information
The following tables through page 112 represent financial information for the company’s retirement-related benefit plans, excluding defined contribution plans. The defined benefit pension plans under U.S. Plans consist of the Qualified PPP, the Excess PPP and the Retention Plan. The defined benefit pension plans and the nonpension postretirement benefit plans under non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries. The nonpension postretirement benefit plan under U.S. Plan consists of only the U.S. Nonpension Postretirement Benefit Plan.
The following tables present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans.

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2023	2022	2021	2023	2022	2021
Service cost	$—	$—	$—	$177	$237	$300
Interest cost (1)	1,090	1,129	1,109	1,170	493	424
Expected return on plan assets (1)	(1,529)	(1,729)	(1,802)	(1,440)	(1,016)	(1,115)
Amortization of prior service costs/(credits) (1)	0	8	16	20	14	(12)
Recognized actuarial losses (1)	109	527	996	400	1,031	1,392
Curtailments and settlements (1) (2)	—	5,923	—	7	47	94
Multi-employer plans	—	—	—	13	15	17
Other costs/(credits) (1)	—	—	—	13	15	18
Total net periodic (income)/cost (2)	$(329)	$5,857	$319	$359	$836	$1,119

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2023	2022	2021	2023	2022	2021
Service cost	$4	$5	$7	$2	$3	$4
Interest cost (1)	117	85	65	39	24	27
Expected return on plan assets (1)	—	—	—	(2)	(2)	(3)
Amortization of prior service costs/(credits) (1)	(29)	(10)	4	0	0	0
Recognized actuarial losses (1)	—	5	52	(1)	4	15
Curtailments and settlements (1)	—	—	—	(2)	0	0
Other costs/(credits) (1)	—	—	—	0	0	0
Total net periodic cost	$92	$85	$127	$36	$30	$44
(1) These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.
(2) 2022 includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.
IBM U.S. Retirement Plan Changes
Over the past several years, the company has taken actions to reduce the risk profile of its worldwide retirement-related plans, while at the same time increasing the funded status of the plans.

As described in note A, “Significant Accounting Policies,” in September 2022, the Qualified PPP irrevocably transferred to the Insurers approximately $16 billion of the Qualified PPP’s defined benefit pension obligations and related plan assets, thereby reducing the company’s pension obligations and assets by the same amount. This transaction further de-risked the company’s retirement-related plans by eliminating the potential for the company to make future cash contributions to fund this portion of pension obligations that was transferred to the Insurers.

Upon issuance of the group annuity contracts, the Qualified PPP’s benefit obligations and administration for approximately 100,000 of the company’s retirees and beneficiaries (the Transferred Participants) were transferred to the Insurers. Under the group annuity contracts, each Insurer has made an irrevocable commitment, and is solely responsible, to pay 50 percent of the pension benefits of each Transferred Participant due on and after January 1, 2023. The transaction resulted in no changes to the benefits to be received by the Transferred Participants. The company recognized a one-time, non-cash, pretax pension settlement charge of $5.9 billion ($4.4 billion net of tax) in the third quarter of 2022 primarily related to the accelerated recognition of actuarial losses included within AOCI in the Consolidated Statement of Equity.
In September 2022, the company amended its U.S. Nonpension Postretirement Plan to transition coverage for Medicare-eligible participants to a new IBM-sponsored group Medicare Advantage program administered by UnitedHealthcare, as of January 1, 2023. The changes were intended to provide an enhanced member experience, better value and more comprehensive benefits to IBM participants. This change resulted in a decrease in nonpension postretirement benefit obligations and a corresponding decrease in AOCI in 2022.

Effective January 1, 2024, IBM changed how it provides certain retirement-related benefits in the U.S. IBM is providing a new benefit to most U.S. employees under its existing U.S. Qualified PPP called the Retirement Benefit Account (RBA). This is in place of any IBM contributions to the U.S. employees’ 401(k) Plus accounts. IBM U.S. regular full-time and part-time employees with at least one year of service will participate in the RBA. Each eligible employee's RBA will be credited monthly with an amount equal to five percent of their eligible pay with no employee contribution required. Under the RBA, eligible employees will earn six percent interest through 2026 and starting in 2027, will earn interest equal to the 10-year U.S. Treasury Yield, subject to a three percent minimum per year through 2033. Eligible employees also received a salary increase effective January 1, 2024 for the difference between the IBM 401(k) Plus contribution percent they were previously entitled to receive and the five percent RBA pay credit. Since the RBA is a component of the Qualified PPP, it will be funded by the trust for the Qualified PPP along with all other benefits in the Qualified PPP. At December 31, 2023, the Qualified PPP was 123 percent funded with assets exceeding liabilities by $4.6 billion.
As a result of this change, inactive pension plan participants no longer represent substantially all of the participants in the U.S. Qualified PPP. As required by U.S. GAAP, this will change the amortization period of unrecognized actuarial losses from the average remaining life expectancy of inactive plan participants to the average remaining service period of active plan participants in 2024. This will result in an increase to 2024 amortization expense of approximately $0.3 billion. There will be no impact to funded status, retiree benefit payments or funding requirements of the U.S. Qualified PPP due to the change in amortization period.
The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding DC plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2023	2022	2023	2022	2023	2022	2023	2022
Change in benefit obligation
Benefit obligation at January 1	$21,493	$48,182	$31,261	$45,097	$2,369	$3,404	$531	$638
Service cost	—	—	177	237	4	5	2	3
Interest cost	1,090	1,129	1,170	493	117	85	39	24
Plan participants' contributions	—	—	17	14	38	43	—	—
Acquisitions/divestitures, net	—	—	(20)	(45)	—	—	—	—
Actuarial losses/(gains)	486	(7,849)	2,077	(8,819)	(19)	(780)	35	(87)
Benefits paid from trust	(1,424)	(3,133)	(1,629)	(1,572)	(274)	(385)	(7)	(6)
Direct benefit payments	(122)	(123)	(396)	(418)	(3)	(2)	(31)	(32)
Foreign exchange impact	—	—	1,021	(3,463)	—	—	22	(10)
Amendments/curtailments/ settlements/other (1)	(288)	(16,712)	(198)	(262)	—	0	(4)	(1)
Benefit obligation at December 31	$21,235	$21,493	$33,479	$31,261	$2,233	$2,369	$586	$531
Change in plan assets
Fair value of plan assets at January 1	$25,094	$51,852	$28,371	$39,979	$10	$8	$29	$31
Actual return on plan assets	1,055	(6,914)	1,391	(6,737)	—	—	3	3
Employer contributions	—	—	57	103	233	344	—	—
Acquisitions/divestitures, net	—	—	(24)	(20)	—	—	—	—
Plan participants' contributions	—	—	17	14	38	43	—	—
Benefits paid from trust	(1,424)	(3,133)	(1,629)	(1,572)	(274)	(385)	(7)	(6)
Foreign exchange impact	—	—	1,058	(3,154)	—	—	3	2
Amendments/curtailments/ settlements/other (1)	(288)	(16,712)	(181)	(243)	2	0	(6)	0
Fair value of plan assets at December 31	$24,437	$25,094	$29,059	$28,371	$10	$10	$23	$29
Funded status at December 31	$3,202	$3,600	$(4,420)	$(2,891)	$(2,224)	$(2,359)	$(564)	$(501)
Accumulated benefit obligation(2)	$21,235	$21,493	$33,128	$30,961	N/A	N/A	N/A	N/A
(1) 2022 amount related to U.S. Defined Benefit Pension Plans primarily represents the transfer of Qualified PPP pension obligations and related plan assets to the Insurers pursuant to group annuity contracts.
(2) Represents the benefit obligation assuming no future participant compensation increases.
N/A–Not applicable
The following table presents the net funded status recognized in the Consolidated Balance Sheet.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2023	2022	2023	2022	2023	2022	2023	2022
Prepaid pension assets	$4,584	$5,002	$2,923	$3,234	$0	$0	$0	$0
Current liabilities—compensation and benefits	(119)	(121)	(366)	(347)	(202)	(307)	(17)	(16)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,262)	(1,281)	(6,977)	(5,777)	(2,022)	(2,052)	(547)	(486)
Funded status—net	$3,202	$3,600	$(4,420)	$(2,891)	$(2,224)	$(2,359)	$(564)	$(501)
The following table presents the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2023	2022	2023	2022	2023	2022	2023	2022
Net loss at January 1	$8,617	$14,273	$11,219	$13,412	$94	$464	$86	$183
Current period loss/(gain)	959	794	2,125	(1,115)	(20)	(365)	34	(93)
Curtailments and settlements (1)	—	(5,923)	(7)	(47)	—	—	2	0
Amortization of net loss included in net periodic (income)/cost	(109)	(527)	(400)	(1,031)	—	(5)	1	(4)
Net loss at December 31	$9,467	$8,617	$12,937	$11,219	$73	$94	$123	$86
Prior service costs/(credits) at January 1	$0	$8	$330	$397	$(379)	$26	$0	$(4)
Current period prior service costs/(credits)	—	—	(1)	(53)	—	(415)	(1)	5
Curtailments, settlements and other	—	—	—	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	(8)	(20)	(14)	29	10	0	0
Prior service costs/(credits) at December 31	$0	$0	$309	$330	$(350)	$(379)	$(1)	$0
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss) (2)	$9,467	$8,617	$13,245	$11,549	$(276)	$(285)	$122	$86
(1)2022 amount related to U.S. Defined Benefit Pension Plans includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described above.
(2)Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.
Assumptions Used to Determine Plan Financial Information
Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.
The following tables present the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (1)	5.30%	3.30%	2.20%	3.80%	1.26%	0.87%
Expected long-term returns on plan assets (1)	5.50%	4.33%	3.75%	4.44%	2.97%	2.85%
Rate of compensation increase	N/A	N/A	N/A	4.00%	3.02%	2.59%
Interest crediting rate (1)	4.40%	2.07%	1.10%	0.34%	0.26%	0.26%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.00%	5.30%	2.60%	3.36%	3.80%	1.26%
Rate of compensation increase	5.00%	N/A	N/A	4.18%	4.00%	3.02%
Interest crediting rate	3.80%	4.40%	1.10%	0.28%	0.34%	0.26%
(1)The U.S. Plans Qualified PPP discount rate, expected long-term return on plan assets and interest crediting rate of 2.60 percent, 4.00 percent and 1.10 percent, respectively, for the period January 1, 2022 through August 31, 2022, changed to 4.70 percent, 5.00 percent and 4.00 percent, respectively, for the period September 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 109.
N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate (1)	5.30%	3.05%	1.80%	7.25%	5.35%	4.55%
Expected long-term returns on plan assets	N/A	N/A	N/A	8.05%	6.64%	6.62%
Interest crediting rate (1)	4.40%	2.16%	1.10%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.00%	5.30%	2.30%	7.66%	7.25%	5.35%
Interest crediting rate	3.80%	4.40%	1.10%	N/A	N/A	N/A
(1)The U.S. Nonpension Postretirement Plan discount rate and interest crediting rate of 2.30 percent and 1.10 percent, respectively, for the period January 1, 2022 through July 31, 2022, changed to 4.10 percent and 3.65 percent, respectively, for the period August 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 109.
N/A–Not applicable

Item	Description of Assumptions
Discount Rate
Changes in discount rate assumptions impact net periodic (income)/cost and the PBO.

For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. Cash flows from the company’s expected benefit obligation payments are matched to the yield curve to derive the discount rates.

In other non-U.S. countries where the markets for high-quality long-term bonds are not as well developed, a portfolio of long-term government bonds is used as a base, and a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan. This is the benchmark for developing the respective discount rates.

Expected Long-Term Returns on Plan Assets
Represents the expected long-term returns on plan assets based on the calculated market-related value of plan assets and considers long-term expectations for future returns and the investment policies and strategies discussed on pages 114 to 115. These rates of return are developed and tested for reasonableness against historical returns by the company.

The use of expected returns may result in pension income that is greater or less than the actual return of those plan assets in a given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income or loss recognition that more closely matches the pattern of the services provided by the employees.

The difference between actual and expected returns is recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

The projected long-term rate of return on plan assets for 2024 is 5.00 percent for U.S. and 4.90 percent for non-U.S. DB Plans.

Rate of Compensation Increases and Mortality Assumptions
Compensation rate increases are determined based on the company’s long-term plans for such increases.

Mortality assumptions are based on life expectancy and death rates for different types of participants and are periodically updated based on actual experience.

Interest Crediting Rate
Benefits for participants in Cash Balance Plans are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This provides the basis for projecting the expected interest rate that plan participants will earn on the benefits that they are expected to receive in the following year.

Healthcare Cost Trend Rate
For nonpension postretirement benefit plans, the company determines healthcare cost trend rates based on medical cost inflation expectations in each market and IBM’s plan characteristics. The healthcare cost trend rate is an important consideration when setting future expectations for plan costs or benefit obligations, taking into account the terms of the plan which limit the company’s future obligations to the participants.

The company’s U.S. healthcare cost trend rate assumption for 2024 is 6.69 percent and is expected to decrease to 4.50 percent over approximately 14 years.

Plan Assets
Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.
Investment Policies and Strategies
The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plan participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described above. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using assets with higher expected returns such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. There were no significant changes to investment strategy made in 2023 and none are planned for 2024. The Qualified PPP portfolio’s target allocation is 8 percent equity securities, 83 percent fixed-income securities, 3 percent real estate and 6 percent other investments.
The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.
Market liquidity risks are tightly controlled, with $1,717 million of the Qualified PPP portfolio as of December 31, 2023 invested in private market assets consisting of private equities and private real estate investments, which are less liquid than publicly traded securities. In addition, the Qualified PPP portfolio had $866 million in commitments for future investments in private markets to be made over a number of years. These commitments are expected to be funded from plan assets.
Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency strategies.
Outside the U.S., the investment objectives are similar to those described previously, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 16 percent equity securities, 63 percent fixed-income securities, 3 percent real estate, 13 percent insurance contracts and 5 percent other investments, which is consistent with the allocation decisions made by the company’s management. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. The percentage of non-U.S. plans investment in assets that are less liquid is consistent with the U.S. plan. The use of derivatives is also consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.
The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.
Defined Benefit Pension Plan Assets
The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2023. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$631	$—	$—	$631	$243	$—	$—	$243
Equity mutual funds (2)	155	—	—	155	5	—	—	5
Fixed income
Government and related (3)	—	9,861	—	9,861	—	7,700	—	7,700
Corporate bonds (4)	—	7,074	709	7,783	—	2,691	—	2,691
Mortgage and asset-backed securities	—	178	—	178	—	9	—	9
Fixed income mutual funds (5)	251	—	—	251	—	—	75	75
Insurance contracts (6)	—	—	—	—	—	3,774	—	3,774
Cash and short-term investments (7)	495	119	—	614	264	315	—	579
Private equity	—	—	13	13	—	—	—	—
Real estate	—	—	—	—	—	—	4	4
Derivatives (8)	—	—	—	—	51	258	—	309
Other mutual funds(9)	—	—	—	—	20	—	—	20
Subtotal	1,532	17,231	722	19,485	584	14,747	78	15,409
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	4,952	—	—	—	13,709
Other (11)	—	—	—	0	—	—	—	(59)
Fair value of plan assets	$1,532	$17,231	$722	$24,437	$584	$14,747	$78	$29,059
(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plans include IBM corporate bonds of $16 million. Non-U.S. Plans include IBM corporate bonds of $5 million.
(5)Invests predominantly in fixed-income securities.
(6)Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.
The U.S. nonpension postretirement benefit plan assets of $10 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $23 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.
The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2022. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$518	$—	$—	$518	$247	$—	$—	$247
Equity mutual funds (2)	114	—	—	114	0	—	—	0
Fixed income
Government and related (3)	—	9,074	—	9,074	—	6,837	—	6,837
Corporate bonds (4)	—	6,885	721	7,606	—	2,546	—	2,546
Mortgage and asset-backed securities	—	238	—	238	—	2	—	2
Fixed income mutual funds (5)	234	—	—	234	—	—	9	9
Insurance contracts (6)	—	—	—	—	—	3,654	—	3,654
Cash and short-term investments (7)	72	570	—	643	286	263	—	549
Private equity	—	—	421	421	—	—	—	—
Real estate	—	8	—	8	—	—	145	145
Derivatives (8)	—	—	—	—	32	262	—	294
Other mutual funds (9)	—	—	—	—	25	—	—	25
Subtotal	937	16,776	1,142	18,855	590	13,563	155	14,308
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	6,242				14,141
Other (11)	—	—	—	(4)	—	—	—	(78)
Fair value of plan assets	$937	$16,776	$1,142	$25,094	$590	$13,563	$155	$28,371
(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plans include IBM corporate bonds of $6 million. Non-U.S. Plans include IBM corporate bonds of $3 million.
(5)Invests in predominantly fixed-income securities.
(6)Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)(Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.
The U.S. nonpension postretirement benefit plan assets of $10 million were invested in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $29 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.
The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2023 and 2022 for the U.S. Plan.

($ in millions)
	Corporate Bonds	Private Equity	Total
Balance at January 1, 2023	$721	$421	$1,142
Return on assets held at end of year	(18)	(5)	(23)
Return on assets sold during the year	10	0	10
Purchases, sales and settlements, net	(5)	(404)	(409)
Transfers, net	2	—	2
Balance at December 31, 2023	$709	$13	$722

($ in millions)
	Corporate Bonds	Private Equity	Total
Balance at January 1, 2022	$598	$—	$598
Return on assets held at end of year	(114)	—	(114)
Return on assets sold during the year	(2)	—	(2)
Purchases, sales and settlements, net	206	—	206
Transfers, net	33	421	454
Balance at December 31, 2022	$721	$421	$1,142
The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2023 and 2022 for the non-U.S. Plans.

($ in millions)
	Fixed Income Mutual Funds	Real Estate	Total
Balance at January 1, 2023	$9	$145	$155
Return on assets held at end of year	1	(66)	(65)
Return on assets sold during the year	—	56	56
Purchases, sales and settlements, net	63	(137)	(74)
Transfers, net	—	0	0
Foreign exchange impact	2	5	7
Balance at December 31, 2023	$75	$4	$78

($ in millions)
	Fixed Income Mutual Funds	Real Estate	Total
Balance at January 1, 2022	$—	$174	$174
Return on assets held at end of year	0	6	6
Return on assets sold during the year	—	(1)	(1)
Purchases, sales and settlements, net	10	(16)	(7)
Transfers, net	—	0	0
Foreign exchange impact	0	(18)	(19)
Balance at December 31, 2022	$9	$145	$155
Valuation Techniques
The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2023 and 2022.
Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.
The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.
Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.
Real estate valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data, including appraisals, to determine if the carrying value of these assets should be adjusted. These assets are classified as Level 3.
Exchange-traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.
Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments, which include commingled funds, hedge funds, private equity and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.
Contributions and Direct Benefit Payments
It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.
The following table presents the contributions made to the non-U.S. DB plans, nonpension postretirement benefit plans, multi-employer plans, DC plans and direct benefit payments for 2023 and 2022. The cash contributions to the multi-employer plans represent the annual cost included in the net periodic (income)/cost recognized in the Consolidated Income Statement. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

($ in millions)
For the years ended December 31:	2023	2022
Non-U.S. DB plans	$57	$103
Nonpension postretirement benefit plans	233	344
Multi-employer plans	13	15
DC plans	991	924
Direct benefit payments	552	576
Total	$1,847	$1,962
In 2023 and 2022, $256 million and $349 million, respectively, of contributions to the non-U.S. DB plans and U.S. nonpension postretirement benefit plans were made in U.S. Treasury securities. Additionally, in 2023 and 2022, contributions of $682 million and $557 million, respectively, were made to the Active Medical Trust in U.S. Treasury securities. Contributions made with U.S. Treasury securities are considered a non-cash transaction.
Defined Benefit Pension Plans
In 2024, the company is not legally required to make any contributions to the U.S. defined benefit pension plans. However, depending on market conditions, or other factors, the company may elect to make discretionary contributions to the Qualified PPP during the year.
In 2024, the company estimates contributions to its non-U.S. defined benefit and multi-employer plans to be approximately $200 million, the largest of which will be contributed to defined benefit pension plans in Japan and India. This amount generally represents legally mandated minimum contributions.
Financial market performance in 2024 could increase the legally mandated minimum contribution in certain countries which require monthly or daily remeasurement of the funded status. The company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.
Expected Benefit Payments
Defined Benefit Pension Plan Expected Payments
The following table presents the total expected benefit payments to defined benefit pension plan participants subsequent to the U.S. retirement plan changes, as described above. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2023 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)
	Qualified U.S. Plan Payments	Nonqualified U.S. Plans Payments	Qualified Non-U.S. Plans Payments	Nonqualified Non-U.S. Plans Payments	Total Expected Benefit Payments
2024	$1,769	$122	$1,995	$375	$4,260
2025	1,830	121	1,977	359	4,286
2026	1,848	119	1,954	362	4,283
2027	1,822	116	1,933	354	4,225
2028	1,780	113	1,903	349	4,145
2029-2033	8,284	522	9,131	1,654	19,591
The 2024 expected benefit payments to defined benefit pension plan participants not covered by the respective plan assets (underfunded plans) represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.
Nonpension Postretirement Benefit Plan Expected Payments
The following table presents the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2023.

($ in millions)
	U.S. Plan Payments	Qualified Non-U.S. Plans Payments	Nonqualified Non-U.S. Plans Payments	Total Expected Benefit Payments
2024	$217	$20	$24	$261
2025	215	21	24	260
2026	213	22	24	259
2027	208	23	24	255
2028	233	24	24	281
2029-2033	1,085	134	129	1,349
The 2024 expected benefit payments to nonpension postretirement benefit plan participants not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.
Other Plan Information
The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, refer to the table on page 111.

($ in millions)
	2023		2022
At December 31:	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with PBO in excess of plan assets	$18,345	$9,621	$17,220	$9,694
Plans with ABO in excess of plan assets	18,029	9,604	16,979	9,694
Plans with plan assets in excess of PBO	36,369	43,875	35,534	43,770
The following table presents information for the nonpension postretirement benefit plan with APBO in excess of plan assets. For a more detailed presentation of the funded status of the company’s nonpension postretirement benefit plans, refer to the table on page 111.

($ in millions)
	2023		2022
At December 31:	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with APBO in excess of plan assets	$2,820	$32	$2,893	$32
Plans with plan assets in excess of APBO	—	—	7	7